Commitments and Contingencies - Future minimum contractual obligations (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2023	$ 8,499
2024	13,579
2025	14,054
2026	18,657
2027	19,674
2028 and thereafter	190,171
Total	$ 264,634